K&L Gates llp 1601 K Street, N.W. Washington, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

May 17, 2013

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	KraneShares Trust
File Nos. 333-180870 and 811-22698
Post-Effective Amendment No. 3

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of KraneShares Trust (the “Trust”) is Post-Effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to register the KraneShares [NAME] CSI 300 China A Share ETF and KraneShares [NAME] MSCI China A Share ETF.

The Trust elects that this filing become effective 75 days after filing, pursuant to Rule 485(a)(2) under the Securities Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9475.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

Attachments

cc:	Jonathan Krane
Krane Funds Advisors, LLC